Shareholders' Equity (Share Option Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shareholders' Equity [Abstract]
Outstanding, beginning balance	833,799	735,519	1,195,085
Granted	464,335	296,000	75,000
Forfeited and cancelled	(122,952)	(108,724)	(174,915)
Exercised	(24,061)	(88,996)	(359,651)
Outstanding, ending balance	1,151,121	833,799	735,519
Vested at year end	461,192	423,291	368,016
Vested and expected to vest at December 31, 2015	1,095,927
Exercisable at December 31, 2015	461,192
Weighted average exercise price, Outstanding, beginning balance	$ 3.34	$ 2.99	$ 3.15
Weighted average exercise price, Granted	2.99	3.53	1.73
Weighted average exercise price, Forfeited and cancelled	2.95	2.47	2.96
Weighted average exercise price, Exercised	1.4	2.14	3.26
Weighted average exercise price, Outstanding, ending balance	3.28	3.34	2.99
Weighted exercise price, Vested at year end	3.48	$ 3.56	$ 3.42
Weighted average exercise price, Vested and expected to vest at December 31, 2014	3.28
Weighted average exercise price, Exercisable at December 31, 2014	$ 3.48
Weighted average Remaining Contractual term (years), Outstanding		8 months 23 days
Weighted average Remaining Contractual term (years), Vested and expected to vest		8 months 23 days
Weighted average Remaining Contractual term (years), Exercisable		3 years
Aggregate intrinsic Value, Outstanding	$ 45,100	$ 205,660	$ 813,000
Aggregate Intrinsic Value, Vested and Expected to Vest	41,000
Aggregate intrinsic Value, Exercisable	$ 38,100	$ 87,680	$ 275,000